Investment property (Tables)	9 Months Ended
Sep. 30, 2025
Investment property [abstract]
Schedule of Detailed Information about Investment Property
Changes in the Group’s investment property for the nine-month periods ended September 30, 2025 and 2024 were as follows:

	September 30, 2025	September 30, 2024
	(unaudited)
Beginning of period	33,542	33,364
Gain / (loss) from fair value adjustment (Note 8)	3,614	(22,484)
Exchange differences	(2,948)	22,662
End of period	34,208	33,542
Fair value	34,208	33,542
Net book amount	34,208	33,542